Loans (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Gross	$ 315,204,555	$ 298,126,919	$ 271,263,338
Less: Allowance for loan losses	2,414,124	2,363,086	2,583,445
Deferred origination fees net of costs	503,176	477,261	430,491
Loans and Leases Receivable, Net Amount	312,287,255	295,286,572	268,249,402
Commercial [Member]
Loans and Leases Receivable, Gross	20,894,073	22,152,773	19,562,302
Consumer [Member]
Loans and Leases Receivable, Gross	687,569	725,269	886,175
Real estate [Member] | Commercial Real estate [Member]
Loans and Leases Receivable, Gross	223,290,411	206,145,076	186,703,868
Real estate [Member] | Construction and land development [Member]
Loans and Leases Receivable, Gross	13,988,793	14,392,992	12,820,165
Real estate [Member] | Residential [Member]
Loans and Leases Receivable, Gross	$ 56,343,709	$ 54,710,809	$ 51,290,828